Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	AMERICAN MUTUAL FUND
Central Index Key	0000005506
Amendment Flag	false
Document Creation Date	Dec. 30, 2015
Document Effective Date	Jan. 01, 2016
Prospectus Date	Jan. 01, 2016
AMERICAN MUTUAL FUND® | Class A
Prospectus:
Trading Symbol	AMRMX
AMERICAN MUTUAL FUND® | Class R-1
Prospectus:
Trading Symbol	RMFAX
AMERICAN MUTUAL FUND® | Class R-2
Prospectus:
Trading Symbol	RMFBX
AMERICAN MUTUAL FUND® | Class R-3
Prospectus:
Trading Symbol	RMFCX
AMERICAN MUTUAL FUND® | Class R-4
Prospectus:
Trading Symbol	RMFEX
AMERICAN MUTUAL FUND® | Class R-5
Prospectus:
Trading Symbol	RMFFX
AMERICAN MUTUAL FUND® | Class B
Prospectus:
Trading Symbol	AMFBX
AMERICAN MUTUAL FUND® | Class C
Prospectus:
Trading Symbol	AMFCX
AMERICAN MUTUAL FUND® | Class F-1
Prospectus:
Trading Symbol	AMFFX
AMERICAN MUTUAL FUND® | Class 529-A
Prospectus:
Trading Symbol	CMLAX
AMERICAN MUTUAL FUND® | Class 529-B
Prospectus:
Trading Symbol	CMLBX
AMERICAN MUTUAL FUND® | Class 529-C
Prospectus:
Trading Symbol	CMLCX
AMERICAN MUTUAL FUND® | Class 529-E
Prospectus:
Trading Symbol	CMLEX
AMERICAN MUTUAL FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CMLFX
AMERICAN MUTUAL FUND® | Class F-2
Prospectus:
Trading Symbol	AMRFX
AMERICAN MUTUAL FUND® | Class R-6
Prospectus:
Trading Symbol	RMFGX
AMERICAN MUTUAL FUND® | Class R-2E
Prospectus:
Trading Symbol	RMEBX
AMERICAN MUTUAL FUND® | Class R-5E
Prospectus:
Trading Symbol	RMFHX